Shareholder Report, Line Graph And Average Annual Return (Details) - USD ($)		12 Months Ended		60 Months Ended	120 Months Ended
		Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
BNY Mellon Dynamic Value Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 26,834		$ 26,834	$ 26,834	$ 22,122	$ 19,359	$ 18,916	$ 12,816	$ 12,887	$ 13,480	$ 11,553	$ 10,111	$ 9,340	$ 9,425
Average Annual Return, Percent		14.32%		14.44%	10.38%
BNY Mellon Dynamic Value Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		21.30%		15.80%	11.03%
BNY Mellon Dynamic Value Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 26,416		$ 26,416	$ 26,416	21,944	19,351	19,048	13,004	13,174	13,885	11,984	10,569	9,835	10,000
Average Annual Return, Percent		19.38%	[1]	14.93%	10.20%
BNY Mellon Dynamic Value Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		20.38%		14.93%	10.20%
BNY Mellon Dynamic Value Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 29,202		$ 29,202	$ 29,202	24,015	20,963	20,432	13,808	13,850	14,451	12,352	10,780	9,934	10,000
Average Annual Return, Percent		21.60%		16.09%	11.31%
BNY Mellon Dynamic Value Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 2,929,177		$ 2,929,177	$ 2,929,177	2,407,477	2,100,765	2,046,731	1,382,366	1,386,108	1,445,820	1,235,216	1,078,038	993,400	1,000,000
Average Annual Return, Percent		21.67%		16.14%	11.35%
BNY Mellon Dynamic Value Fund | Russell 1000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000® Index (broad-based index)
Account Value		$ 32,955		$ 32,955	$ 32,955	26,031	22,557	25,916	19,596	15,997	15,608	13,026	11,214	10,040	10,000
Average Annual Return, Percent	[2]	26.60%		15.55%	12.66%
BNY Mellon Dynamic Value Fund | Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,358		$ 23,358	$ 23,358	19,280	17,755	18,935	13,878	13,762	13,677	12,161	10,899	9,652	10,000
Average Annual Return, Percent		21.15%		11.16%	8.85%
BNY Mellon Opportunistic Midcap Value Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 19,191		$ 19,191	$ 19,191	16,422	15,411	16,403	12,252	11,004	12,314	10,575	9,335	8,980	9,425
Average Annual Return, Percent		10.14%		10.45%	6.73%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		16.86%		11.76%	7.37%
BNY Mellon Opportunistic Midcap Value Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 18,840		$ 18,840	$ 18,840	16,253	15,381	16,501	12,420	11,244	12,682	10,975	9,761	9,459	10,000
Average Annual Return, Percent		14.92%	[3]	10.88%	6.54%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		15.92%		10.88%	6.54%
BNY Mellon Opportunistic Midcap Value Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 20,850		$ 20,850	$ 20,850	17,804	16,681	17,716	13,204	11,837	13,214	11,319	9,961	9,557	10,000
Average Annual Return, Percent		17.11%		11.99%	7.62%
BNY Mellon Opportunistic Midcap Value Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 2,107,135		$ 2,107,135	$ 2,107,135	1,797,897	1,682,007	1,785,191	1,328,959	1,189,651	1,326,847	1,135,610	998,690	956,600	1,000,000
Average Annual Return, Percent		17.20%		12.11%	7.74%
BNY Mellon Opportunistic Midcap Value Fund | Russell 1000® Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 32,069		$ 32,069	$ 32,069	25,423	22,153	25,546	19,202	15,812	15,608	12,980	11,184	10,036	10,000
BNY Mellon Opportunistic Midcap Value Fund | Russell 1000® Value Index
Account Value [Line Items]
Account Value		$ 22,218		$ 22,218	$ 22,218	18,486	17,497	18,977	13,133	13,306	13,736	12,191	11,001	9,746	10,000
BNY Mellon Opportunistic Midcap Value Fund | Russell 3000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	[4]	26.14%		15.19%	12.36%
BNY Mellon Opportunistic Midcap Value Fund | Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value		$ 22,218		$ 22,218	$ 22,218	18,486	17,497	18,977	13,133	13,306	13,736	12,191	11,001	9,746	10,000
Average Annual Return, Percent		20.19%		10.80%	8.31%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 18,485		$ 18,485	$ 18,485	16,875	16,326	18,902	13,542	12,488	15,507	12,555	10,152	10,018	10,000
Average Annual Return, Percent		9.54%		8.16%	6.34%
BNY Mellon Opportunistic Small Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 18,760		$ 18,760	$ 18,760	17,098	16,515	19,079	13,647	12,563	15,569	12,578	10,152	10,018	10,000
Average Annual Return, Percent		9.72%		8.35%	6.50%
BNY Mellon Opportunistic Small Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 1,891,796		$ 1,891,796	$ 1,891,796	1,722,320	1,661,028	1,917,161	1,369,694	1,258,794	1,558,492	1,257,863	1,015,224	1,001,800	1,000,000
Average Annual Return, Percent		9.84%		8.49%	6.59%
BNY Mellon Opportunistic Small Cap Fund | Russell 1000® Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 32,069		$ 32,069	$ 32,069	25,423	22,153	25,546	19,202	15,812	15,608	12,980	11,184	10,036	10,000
BNY Mellon Opportunistic Small Cap Fund | Russell 3000® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[5]	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	[5]	26.14%		15.19%	12.36%
BNY Mellon Opportunistic Small Cap Fund | Russell Midcap® Value Index
Account Value [Line Items]
Account Value		$ 21,656		$ 21,656	$ 21,656	18,280	17,468	21,271	14,462	13,641	15,659	12,482	10,862	10,003	10,000
BNY Mellon Opportunistic Small Cap Fund | Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,656		$ 21,656	$ 21,656	18,280	17,468	21,271	14,462	13,641	15,659	12,482	10,862	10,003	10,000
Average Annual Return, Percent		18.47%		9.68%	8.03%
BNY Mellon Technology Growth Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 35,423		$ 35,423	$ 35,423	27,192	21,787	36,317	29,040	17,352	18,147	13,888	10,821	9,557	9,425
Average Annual Return, Percent		22.79%		13.98%	13.48%
BNY Mellon Technology Growth Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		30.27%		15.34%	14.16%
BNY Mellon Technology Growth Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 34,717		$ 34,717	$ 34,717	26,869	21,716	36,498	29,417	17,704	18,655	14,379	11,295	10,061	10,000
Average Annual Return, Percent		28.21%	[6]	14.42%	13.25%
BNY Mellon Technology Growth Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		29.21%		14.42%	13.25%
BNY Mellon Technology Growth Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 38,459		$ 38,459	$ 38,459	29,464	23,562	39,191	31,270	18,643	19,452	14,852	11,541	10,169	10,000
Average Annual Return, Percent		30.53%		15.59%	14.42%
BNY Mellon Technology Growth Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 3,870,797		$ 3,870,797	$ 3,870,797	2,961,816	2,369,263	3,938,270	3,139,815	1,869,939	1,950,088	1,486,801	1,154,080	1,016,900	1,000,000
Average Annual Return, Percent		30.69%		15.67%	14.50%
BNY Mellon Technology Growth Fund | Russell 1000® Index (broad-based index)*
Account Value [Line Items]
Account Value		$ 33,865		$ 33,865	$ 33,865	26,638	22,978	25,882	19,733	16,184	15,725	13,141	11,307	10,048	10,000
BNY Mellon Technology Growth Fund | Russell 2000® Index
Account Value [Line Items]
Account Value		$ 54,419		$ 54,419	$ 54,419	41,630	30,803	46,566	35,123	20,341	20,146	16,214	12,139	10,308	10,000
BNY Mellon Technology Growth Fund | S&P 500® Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500® Index (broad-based index)
Average Annual Return, Percent	[7]	27.13%		15.91%	12.97%
BNY Mellon Technology Growth Fund | NYSE® Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE® Technology Index
Account Value		$ 54,419		$ 54,419	$ 54,419	$ 41,630	$ 30,803	$ 46,566	$ 35,123	$ 20,341	$ 20,146	$ 16,214	$ 12,139	$ 10,308	$ 10,000
Average Annual Return, Percent		30.72%		22.00%	18.59%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[3]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[4]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[5]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

[6]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[7]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.